WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
WARRANTY LIABILITIES
Total warranty liabilities	$ 9,512		$ 9,551
Less: current portion of warranty liabilities	(6,474)		(5,902)
Long-term warranty liabilities	3,038		3,649
Beginning balance	9,551	$ 10,064	10,064
Consolidation of subsidiary	145
Expense accrued	1,143	1,490
Expense incurred	(1,389)	(1,677)
Translation adjustment	62	600
Ending balance	$ 9,512	$ 10,477	$ 9,551